FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

                         TEMPLETON EMERGING MARKETS FUND
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     ---------------
Date of fiscal year end:   8/31
                         -----------
Date of reporting period:  11/30/07
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                      SHARES/RIGHTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.6%
  COMMON STOCKS AND RIGHTS 82.9%
  AUSTRIA 1.4%
  OMV AG ........................................          Oil, Gas & Consumable Fuels                     89,020   $     6,324,051
                                                                                                                    ----------------
  BRAZIL 2.4%
  Centrais Eletricas Brasileiras SA .............              Electric Utilities                         317,988         4,420,921
  Souza Cruz SA .................................                    Tobacco                              229,973         6,484,057
                                                                                                                    ----------------
                                                                                                                         10,904,978
                                                                                                                    ----------------
  CHINA 17.8%
  Aluminum Corp. of China Ltd., H ...............                Metals & Mining                        9,792,000        22,084,334
  China Petroleum and Chemical Corp., H .........          Oil, Gas & Consumable Fuels                  7,874,000        11,852,540
  Chiwan Wharf Holdings Ltd., B .................         Transportation Infrastructure                   991,000         2,013,578
  CNOOC Ltd. ....................................          Oil, Gas & Consumable Fuels                  6,512,000        12,010,393
  Denway Motors Ltd. ............................                  Automobiles                         17,270,730        11,268,414
  People's Food Holdings Ltd. ...................                 Food Products                           543,000           435,075
  PetroChina Co. Ltd., H ........................          Oil, Gas & Consumable Fuels                 11,688,000        22,547,507
                                                                                                                    ----------------
                                                                                                                         82,211,841
                                                                                                                    ----------------
  HONG KONG 2.2%
  Dairy Farm International Holdings Ltd. ........           Food & Staples Retailing                    1,595,100         7,337,460
  Tack Fat Group International Ltd. .............       Textiles, Apparel & Luxury Goods               15,029,000         1,988,180
  Victory City International Holdings Ltd. ......       Textiles, Apparel & Luxury Goods                3,336,000           916,913
                                                                                                                    ----------------
                                                                                                                         10,242,553
                                                                                                                    ----------------
  HUNGARY 1.8%
  MOL Hungarian Oil and Gas Nyrt. ...............          Oil, Gas & Consumable Fuels                     56,975         8,194,527
                                                                                                                    ----------------
  INDIA 6.4%
  Hindalco Industries Ltd. ......................                Metals & Mining                          791,800         3,712,564
  National Aluminium Co. Ltd. ...................                Metals & Mining                          613,230         5,684,636
  Oil & Natural Gas Corp. Ltd. ..................          Oil, Gas & Consumable Fuels                    250,395         7,417,762
  Peninsula Land Ltd. ...........................       Textiles, Apparel & Luxury Goods                  305,000         1,017,181
  Sesa Goa Ltd. .................................                Metals & Mining                          135,814        11,867,745
                                                                                                                    ----------------
                                                                                                                         29,699,888
                                                                                                                    ----------------
  INDONESIA 1.9%
  PT Astra International Tbk ....................                  Automobiles                          1,409,000         3,759,339
  PT Bank Central Asia Tbk ......................               Commercial Banks                        6,424,500         4,868,084
                                                                                                                    ----------------
                                                                                                                          8,627,423
                                                                                                                    ----------------
  MEXICO 2.5%
  Kimberly Clark de Mexico SAB de CV, A .........              Household Products                       1,572,800         6,417,384
  Telefonos de Mexico SAB de CV, L, ADR .........    Diversified Telecommunication Services               133,674         4,982,030
                                                                                                                    ----------------
                                                                                                                         11,399,414
                                                                                                                    ----------------
  PAKISTAN 2.0%
  Faysal Bank Ltd. ..............................               Commercial Banks                        5,431,500         5,764,041
  MCB Bank Ltd. .................................               Commercial Banks                          589,450         3,582,893
                                                                                                                    ----------------
                                                                                                                          9,346,934
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES/RIGHTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  POLAND 3.1%
  Grupa Lotos SA ................................          Oil, Gas & Consumable Fuels                    306,000   $     5,830,698
a Polski Koncern Naftowy Orlen SA ...............          Oil, Gas & Consumable Fuels                    404,750         8,614,844
                                                                                                                    ----------------
                                                                                                                         14,445,542
                                                                                                                    ----------------
  RUSSIA 9.9%
  Gazprom, ADR ..................................          Oil, Gas & Consumable Fuels                    231,422        12,242,224
  LUKOIL, ADR ...................................          Oil, Gas & Consumable Fuels                    101,006         8,625,912
  LUKOIL, ADR (London Exchange) .................          Oil, Gas & Consumable Fuels                     36,510         3,132,558
  Mining and Metallurgical Co. Norilsk Nickel ...                Metals & Mining                           44,679        12,791,598
  Mobile TeleSystems, ADR .......................      Wireless Telecommunication Services                 77,300         7,011,110
  OAO TMK, GDR ..................................          Energy Equipment & Services                     41,000         1,793,750
                                                                                                                    ----------------
                                                                                                                         45,597,152
                                                                                                                    ----------------
  SOUTH AFRICA 0.3%
  JD Group Ltd. .................................               Specialty Retail                          163,080         1,294,571
                                                                                                                    ----------------
  SOUTH KOREA 10.1%
  Avista Inc. ...................................       Textiles, Apparel & Luxury Goods                  178,230         2,718,484
  Hyundai Development Co. .......................          Construction & Engineering                     104,630         9,359,509
  Kangwon Land Inc. .............................         Hotels, Restaurants & Leisure                   330,008         8,311,551
  Neopharm Co. Ltd. .............................              Household Products                         174,065         2,588,819
a SK Energy Co. Ltd. ............................          Oil, Gas & Consumable Fuels                     78,859        16,222,961
  SK Holdings Co. Ltd. ..........................           Industrial Conglomerates                       32,210         7,517,940
                                                                                                                    ----------------
                                                                                                                         46,719,264
                                                                                                                    ----------------
  SWEDEN 1.2%
  Oriflame Cosmetics SA, SDR ....................               Personal Products                          91,120         5,541,920
                                                                                                                    ----------------
  TAIWAN 3.7%
  MediaTek Inc. .................................   Semiconductors & Semiconductor Equipment              210,094         2,733,988
  Taiwan Mobile Co. Ltd. ........................      Wireless Telecommunication Services              5,208,372         7,035,942
  Taiwan Semiconductor Manufacturing Co.
    Ltd. ........................................   Semiconductors & Semiconductor Equipment            3,878,007         7,281,401
                                                                                                                    ----------------
                                                                                                                         17,051,331
                                                                                                                    ----------------
  THAILAND 7.3%
  Amata Corp. Public Co. Ltd., fgn. .............     Real Estate Management & Development              4,557,300         2,356,238
  Kasikornbank Public Co. Ltd., fgn. ............               Commercial Banks                        2,251,200         5,719,867
  Kiatnakin Bank Public Co. Ltd., fgn. ..........               Consumer Finance                        6,640,700         5,571,929
  Land and Houses Public Co. Ltd., fgn. .........              Household Durables                       6,872,332         1,746,128
  PTT Exploration and Production Public Co.
    Ltd., fgn. ..................................          Oil, Gas & Consumable Fuels                  1,226,600         5,508,330
  PTT Public Co. Ltd., fgn. .....................          Oil, Gas & Consumable Fuels                    578,000         6,489,106
  Siam Cement Public Co. Ltd., fgn. .............            Construction Materials                       608,620         4,243,572
  Siam Commercial Bank Public Co. Ltd., fgn. ....               Commercial Banks                          918,100         2,332,716
a True Corp. Public Co. Ltd., fgn., rts.,
    3/28/08 .....................................    Diversified Telecommunication Services               246,818                --
                                                                                                                    ----------------
                                                                                                                         33,967,886
                                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                      SHARES/RIGHTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  TURKEY 8.9%
  Akbank TAS ....................................                Commercial Banks                       2,723,231   $    19,788,582
  Tupras-Turkiye Petrol Rafineleri AS ...........          Oil, Gas & Consumable Fuels                    427,186        11,099,256
  Turkcell Iletisim Hizmetleri AS ...............      Wireless Telecommunication Services                957,217        10,352,664
                                                                                                                    ----------------
                                                                                                                         41,240,502
                                                                                                                    ----------------
  TOTAL COMMON STOCKS AND RIGHTS
    (COST $198,617,782) .........................                                                                       382,809,777
                                                                                                                    ----------------
  PREFERRED STOCKS 16.7%
  BRAZIL 16.7%
  Banco Bradesco SA, ADR, pfd. ..................                Commercial Banks                         416,148        13,379,158
  Companhia Vale do Rio Doce, ADR, pfd., A ......                Metals & Mining                          966,300        27,955,059
  Petroleo Brasileiro SA, ADR, pfd. .............          Oil, Gas & Consumable Fuels                    335,160        27,204,938
  Unibanco - Uniao de Bancos Brasileiros SA,
    GDR, pfd. ...................................                Commercial Banks                          56,700         8,489,124
                                                                                                                    ----------------
  TOTAL PREFERRED STOCKS
    (COST $21,348,294) ..........................                                                                        77,028,279
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS
    (COST $219,966,076) .........................                                                                       459,838,056
                                                                                                                    ----------------
  SHORT TERM INVESTMENT
    (COST $2,745,719) 0.6%
  MONEY MARKET FUND 0.6%
  UNITED STATES 0.6%
b Franklin Institutional Fiduciary Trust Money
    Market Portfolio, 4.61% .....................                                                       2,745,719         2,745,719
                                                                                                                    ----------------
  TOTAL INVESTMENTS
    (COST $222,711,795) 100.2% ..................                                                                       462,583,775
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........                                                                          (759,824)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................                                                                   $   461,823,951
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a Non-income producing for the twelve months ended November 30, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 222,944,489
                                                                  ==============
Unrealized appreciation .......................................   $ 241,462,016
Unrealized depreciation .......................................      (1,822,730)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $ 239,639,286
                                                                  ==============

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer -
      Finance and Administration

Date  January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer -
      Finance and Administration

Date  January 25, 2008

By /s/GALEN G. VETTER
  -------------------------------
      Galen G. Vetter
      Chief Financial Officer

Date  January 25, 2008